STOCKHOLDERS’ DEFICIT (Details Narrative)										1 Months Ended			2 Months Ended	12 Months Ended
	Jan. 16, 2026 shares	May 13, 2025	Apr. 28, 2025 shares	Feb. 17, 2025 shares	Jan. 21, 2025 shares	Jan. 03, 2025	May 22, 2024 shares	Feb. 29, 2024	Jul. 13, 2023 shares	Dec. 31, 2025 $ / shares shares	Nov. 30, 2025 shares	Feb. 28, 2025 USD ($) shares	Dec. 31, 2025 $ / shares shares	Dec. 31, 2025 USD ($) Integer $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares
Class of Stock [Line Items]
Preferred stock, shares authorized										10,000,000			10,000,000	10,000,000	10,000,000
Preferred stock, par value | $ / shares										$ 0.0001			$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares issued										0			0	0	0
Preferred stock, shares outstanding										0			0	0	0
Common stock, shares authorized										490,000,000			490,000,000	490,000,000	490,000,000
Common stock, par value | $ / shares										$ 0.0001			$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares issued										3,533,408			3,533,408	3,533,408	690,044
Common stock, shares outstanding										3,533,408			3,533,408	3,533,408	690,044
Reverse stock split		1-for-40												1 for 40
General and Administrative Expense | $														$ 17,637,432	$ 940,421
Aspire Biopharma Warrants [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares															$ 0.40
Class of Warrant or Right, Number of Securities Called by Warrants or Rights															44,000,000
Class of Warrant or Right, Outstanding					91,500,000										91,500,000
Conversion of Stock, Shares Converted					91,500,000
Corporate Advisory Agreement [Member]
Class of Stock [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Percentage of Outstanding Stock Maximum						4.75%		6.00%
Shares Issued, Shares, Share-Based Payment Arrangement, after Forfeiture												41,563
Stock Issued During Period, Shares, Acquisitions												875,000
General and Administrative Expense | $												$ 14,131,250
Share-Based Compensation Arrangement by Share-Based Payment Award, Discount from Market Price, Purchase Date												15.00%
First Subscription Agreement [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, Other														43,750
Blackstone Subscription Agreement [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, Other				44,875
Loan and Transfer Agreement [Member] | Apogee Pharma [Member]
Class of Stock [Line Items]
Reverse stock split														1-for-40
Number of shares issued				1,250
Non Redemption Agreement [Member]
Class of Stock [Line Items]
Number of shares issued							1,875
Amended Service Agreement [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, Issued for Services									2,000
Settlement Agreement [Member]
Class of Stock [Line Items]
Number of shares issued			15,625
Second ELOC Agreement [Member] | Arena Business Solutions Global SPC II Ltd [Member]
Class of Stock [Line Items]
Number of shares issued										75,325	75,325		75,325
Public Warrants [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Outstanding										359,974			359,974	359,974
Public warrant exercisable term										30 days			30 days	30 days
Redemption price per public warrant | $ / shares														$ 16
Redemption period														30 days
Warrant redemption condition minimum share price | $ / shares														$ 720.00
Threshold trading days for redemption of public warrants														20 days
Threshold consecutive trading days for redemption of public warrants | Integer														30
Private Placement Warrants [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights										244,083			244,083	244,083
Class of Warrant or Right, Outstanding										244,083			244,083	244,083
Common Class A [Member]
Class of Stock [Line Items]
Common stock, par value | $ / shares										$ 0.0001			$ 0.0001	$ 0.0001
Common Class A [Member] | Public Warrants [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares										460			460	460
Common Class A [Member] | Private Placement Warrants [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares										$ 460			$ 460	$ 460
Subsequent Event [Member]
Class of Stock [Line Items]
Reverse stock split	1-for-40
Subsequent Event [Member] | Aspire Biopharma Warrants [Member]
Class of Stock [Line Items]
Conversion of Stock, Shares Converted	143,393